Fair Value Measurement (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurement [Abstract]
Change in fair value of debt conversion feature loss	$ 1,100,000	$ 1,600,000	$ 6,278,000